UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10603

Name of Registrant: Western Asset Premier Bond Fund

Address of Principal Executive Offices: 385 East Colorado Boulevard, Pasadena, CA 91101

Name and address of agent for service:

Gregory B. McShea

385 East Colorado Boulevard

Pasadena, CA 91101

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: 12/31/2006

Date of reporting period: 06/30/2006

Item 1. Report to Shareholders.

Western Asset

Premier Bond Fund

Semi-Annual

Report to Shareholders

June 30, 2006

Semi-Annual Report to Shareholders

FUND HIGHLIGHTS

(Amounts in Thousands, except per share amounts) (Unaudited)

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
Net Asset Value	$165,856	$171,010
Per Share	$14.48	$14.93
Market Value Per Share	$14.20	$13.72
Net Investment Income	$7,544	$15,672
Per Common Share	$0.66	$1.37
Dividends Paid to Common Shareholders	$6,443	$13,713
Per Common Share	$0.56	$1.20
Dividends paid to Preferred Shareholders	$1,667	$2,458
Per Common Share	$0.15	$0.21

Dividend Reinvestment Plan

Western Asset Premier Bond Fund (the “Fund”) and Computershare Trust Company N.A. (“Agent”), as the Transfer Agent and Registrar of the Fund, offer a convenient way to add shares of the Fund to your account. The Fund offers to all common shareholders a Dividend Reinvestment Plan (“Plan”). Under the Plan, cash distributions (e.g., dividends and capital gains) on the common shares are automatically invested in shares of the Fund unless the shareholder elects otherwise by contacting the Agent at the address set forth below.

As a participant in the Dividend Reinvestment Plan you will automatically receive your dividend or net capital gains distribution in newly issued shares of the Fund if the market price of a share on the date of the distribution is at or above the net asset value (“NAV”) of a Fund share, minus estimated brokerage commissions that would be incurred upon the purchase of common shares on the open market. The number of shares to be issued to you will be determined by dividing the amount of the cash distribution to which you are entitled (net of any applicable withholding taxes) by the greater of the NAV per share on such date or 95% of the market price of a share on such date. If the market price of a share on such distribution date is below the NAV, minus estimated brokerage commissions that would be incurred upon the purchase of common shares on the open market, the Agent will, as agent for the participants, buy shares of the Fund through a broker on the open market. All common shares acquired on your behalf through the Plan will be automatically credited to an account maintained on the books of the Agent. Full and fractional shares will be voted by Computershare in accordance with your instructions.

Additional Information Regarding the Plan

The Fund will pay all costs applicable to the Plan, except for brokerage commissions for open market purchases by the Agent under the Plan, which will be charged to participants. All shares acquired through the Plan receive voting rights and are eligible for any stock split, stock dividend, or other rights accruing to shareholders that the Board of Trustees may declare.

You may terminate participation in the Plan at any time by giving written notice to the Agent. Such termination shall be effective prior to the record date next succeeding the receipt of such instructions or by a later date of termination specified in such instructions. Upon termination, a participant will receive a certificate for the full shares credited to his or her account or may request the sale of all or part of such shares. Fractional shares credited to a terminating account will be paid for in cash at the current market price at the time of termination.

Dividends and other distributions invested in additional shares under the Plan are subject to income tax just as if they had been received in cash. After year end, dividends paid on the accumulated shares will be included in the Form 1099-DIV information return to the Internal Revenue Service (IRS) and only one Form 1099-DIV will be sent to participants each year.

Inquiries regarding the Plan, as well as notices of termination, should be directed to Computershare Trust Company, N.A. P.O. Box 43010, Providence, Rhode Island 02940-3010—Investor Relations telephone number 1-800-426-5523.

Semi-Annual Report to Shareholders

FUND HIGHLIGHTS—Continued

Schedule of Portfolio Holdings

The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You may obtain a free copy of the Fund’s Form N-Q by calling 1-800-799-4932 or by writing to the Fund, or you may obtain a copy of this report (and other information relating to the Fund) from the Securities and Exchange Commission’s (“SEC”) website (http://www.sec.gov). Additionally, the Fund’s Form N-Q can be viewed or copied at the SEC’s Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room can be obtained by calling 1-202-551-8090.

Annual Certifications

In May 2006, the Fund submitted its annual CEO certification to the New York Stock Exchange (“NYSE”) in which the Fund’s principal executive officer certified that he was not aware, as of the date of the certification, of any violation by the Fund of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related Securities and Exchange Commission (“SEC”) rules, the Fund’s principal executive and principal financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Fund’s disclosure controls and procedures and internal control over financial reporting.

Proxy Voting

You may request a free description of the policies and procedures that the Fund uses to determine how proxies relating to the Fund’s portfolio securities are voted by calling 1-800-799-4932 or by writing to the Fund, or you may obtain a copy of these policies and procedures (and other information relating to the Fund) from the SEC’s web site (http://www.sec.gov). You may request a free report regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling 1-800-799-4932 or by writing to the Fund, or you may obtain a copy of this report (and other information relating to the Fund), from the SEC’s website (http://www.sec.gov).

Quarterly Comparison of Market Price and Net Asset Value (“NAV”), Discount or Premium to NAV and Average Daily Volume of Shares Traded

	Market Value	Net Asset Value	Premium/ (Discount)	Average Daily Volume/ Shares
September 30, 2005	$14.86	$15.26	(2.62)%	10,644
December 31, 2005	$13.72	$14.93	(8.10)%	15,905
March 31, 2006	$14.22	$14.74	(3.53)%	18,400
June 30, 2006	$14.20	$14.48	(1.93)%	16,300

Semi-Annual Report to Shareholders

PORTFOLIO DIVERSIFICATION

June 30, 2006

The pie chart and bar chart above represent the Fund’s portfolio as of June 30, 2006. The Fund’s portfolio is actively managed, and its portfolio composition, credit quality breakdown, and other portfolio characteristics will vary from time to time.

A	Ratings shown are expressed as a percentage of the portfolio. Standard & Poor’s Ratings Services provides capital markets with credit ratings for the evaluation and assessment of credit risk.
B	Expressed as a percentage of the portfolio.

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)

(Amounts in Thousands)

Western Asset Premier Bond Fund

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Long-Term Securities	153.6%

Corporate Bonds and Notes	78.7%

Advertising	0.1%
Affinion Group, Inc.		10.125%	10/15/13	$100	$101	A
Lamar Media Corporation		6.625%	8/15/15	120	111

					212

Aerospace/Defense	2.1%
Northrop Grumman Corporation		7.750%	2/15/31	1,000	1,168
Raytheon Company		6.750%	8/15/07	584	590
Raytheon Company		7.200%	8/15/27	1,000	1,101
The Boeing Company		6.125%	2/15/33	600	603
TransDigm Inc.		7.750%	7/15/14	40	40	A

					3,502

Apparel	0.5%
Levi Strauss & Co.		9.750%	1/15/15	225	225
Levi Strauss & Co.		8.875%	4/1/16	70	67	A
Oxford Industries, Inc.		8.875%	6/1/11	270	270
Russell Corporation		9.250%	5/1/10	290	303

					865

Auto Parts and Equipment	0.8%
Commercial Vehicle Group, Inc.		8.000%	7/1/13	250	239
Keystone Automotive Operations Inc.		9.750%	11/1/13	480	454
Tenneco Automotive Inc.		10.250%	7/15/13	230	252
Visteon Corporation		8.250%	8/1/10	410	383

					1,328

Automotive	1.7%
Asbury Automotive Group Inc.		9.000%	6/15/12	235	233
DaimlerChrysler NA Holdings Corp.		7.300%	1/15/12	1,000	1,041
DaimlerChrysler NA Holdings Corp.		8.500%	1/18/31	1,000	1,132
General Motors Corporation		8.375%	7/15/33	420	338

					2,744

Banking and Finance	3.3%
Boeing Capital Corporation		6.500%	2/15/12	1,000	1,034
Boeing Capital Corporation		5.800%	1/15/13	400	401
E*TRADE Financial Corporation		7.875%	12/1/15	55	56
Fuji JGB Inv		9.870%	6/30/08	790	846	A,B
General Motors Acceptance Corp.		6.875%	8/28/12	150	141
General Motors Acceptance Corp.		8.000%	11/1/31	1,530	1,471

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Banking and Finance—Continued
HSBC Finance Corporation		4.750%	7/15/13	$1,670	$1,553	C

					5,502

Banks	0.3%
Washington Mutual Bank FA		5.500%	1/15/13	440	427

Builders-Residential/Commercial	0.3%
Beazer Homes USA, Inc.		8.125%	6/15/16	145	139	A
K Hovnanian Enterprises, Inc.		8.625%	1/15/17	430	427

					566

Building Materials	0.5%
Associated Materials Inc.		0.000%	3/1/14	720	434	D
NTK Holdings Inc.		0.000%	3/1/14	145	105	D
Nortek Inc.		8.500%	9/1/14	365	353

					892

Cable	2.1%
Charter Communication Holdings LLC		8.625%	4/1/09	60	46
Charter Communication Holdings LLC		9.625%	11/15/09	130	100
Charter Communication Holdings II		10.250%	9/15/10	492	493
Comcast Cable Communications, Inc.		6.750%	1/30/11	500	516
Comcast Corporation		5.900%	3/15/16	400	384
Comcast Corporation		7.050%	3/15/33	1,000	1,014
CSC Holdings Inc.		7.250%	4/15/12	250	241	A
CSC Holdings Inc.		7.875%	2/15/18	380	379
LodgeNet Entertainment Corporation		9.500%	6/15/13	321	342

					3,515

Casino Resorts	1.0%
Inn of The Mountain Gods		12.000%	11/15/10	530	563
Pinnacle Entertainment, Inc.		8.250%	3/15/12	250	251
Premier Entertainment Biloxi LLC		10.750%	2/1/12	707	730
Station Casinos, Inc.		6.625%	3/15/18	150	136

					1,680

Chemicals	1.5%
The Dow Chemical Company		6.000%	10/1/12	2,500	2,518

Coal	0.4%
Alpha Natural Resources		10.000%	6/1/12	350	375

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Premier Bond Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Coal—Continued
International Coal Group, Inc.		10.250%	7/15/14	$260	$260	A

					635

Computer Services and Systems	1.6%
DynCorp Inc.		9.500%	2/15/13	502	522
Electronic Data Systems Corporation		7.125%	10/15/09	700	723
Electronic Data Systems Corporation		7.450%	10/15/29	500	515
International Business Machines Corporation		4.750%	11/29/12	240	227
Sungard Data Systems Inc.		10.250%	8/15/15	630	651	A

					2,638

Containers and Packaging	0.5%
Graham Packaging Company Inc.		9.875%	10/15/14	243	241
Graphic Packaging International Corp.		9.500%	8/15/13	250	247
Owens-Brockway Glass Container Inc.		8.750%	11/15/12	330	344

					832

Construction Machinery	0.3%
H&E Equipment/Finance Corp.		11.125%	6/15/12	390	431

Consumer Products	0.1%
American Greetings Corporation		7.375%	6/1/16	20	20
FTD, Inc.		7.750%	2/15/14	85	84
Playtex Products, Inc.		8.000%	3/1/11	80	83

					187

Diversified Financial Services	3.1%
AAC Group Holding Corp.		0.000%	10/1/12	440	343	D
CIT Group Inc.		7.750%	4/2/12	1,600	1,734
Citigroup Inc.		6.625%	6/15/32	1,000	1,030
CitiSteel USA Inc.		12.490%	9/1/10	350	361	B
General Electric Capital Corporation		3.750%	12/15/09	740	696
General Electric Capital Corporation		6.000%	6/15/12	700	708
General Electric Capital Corporation		5.450%	1/15/13	250	246

					5,118

Drug & Grocery Store Chains	1.3%
CVS Lease Pass Through		5.880%	1/10/28	1,587	1,523	A
Delhaize America, Inc.		9.000%	4/15/31	180	197
Safeway Inc.		5.800%	8/15/12	500	488

					2,208

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Education	0.1%
Education Management LLC		8.750%	6/1/14	$140	$139	A

Electric	6.7%
Dominion Resources, Inc.		5.700%	9/17/12	770	753
Duke Energy Corporation		6.250%	1/15/12	250	254
Edison Mission Energy		7.500%	6/15/13	20	20	A
Edison Mission Energy		7.750%	6/15/16	180	177	A
Elwood Energy LLC		8.159%	7/5/26	358	387
Exelon Generation Co. LLC		6.950%	6/15/11	2,000	2,085
FirstEnergy Corp.		6.450%	11/15/11	610	621
FirstEnergy Corp.		7.375%	11/15/31	3,040	3,261
MidAmerican Energy Holdings Company		5.875%	10/1/12	250	248
Niagara Mohawk Power Corporation		7.750%	10/1/08	1,500	1,561
Progress Energy, Inc.		7.100%	3/1/11	250	261
Progress Energy, Inc.		6.850%	4/15/12	750	777
The AES Corporation		9.000%	5/15/15	440	473	A
TXU Electric Delivery Company		7.000%	9/1/22	250	259

					11,137

Energy	0.6%
Midwest Generation LLC		8.560%	1/2/16	89	93
Midwest Generation LLC		8.750%	5/1/34	325	345
NRG Energy, Inc.		7.375%	2/1/16	505	492

					930

Entertainment	0.4%
AMC Entertainment Inc.		11.000%	2/1/16	560	599
Warner Music Group		7.375%	4/15/14	110	107

					706

Environmental Services	1.3%
Waste Management, Inc.		7.375%	5/15/29	2,000	2,174
Waste Management, Inc.		7.750%	5/15/32	40	45

					2,219

Food, Beverage and Tobacco	2.1%
Altria Group, Inc.		7.000%	11/4/13	250	264
Altria Group, Inc.		7.750%	1/15/27	1,000	1,122
Kraft Foods Inc.		5.250%	10/1/13	400	382
Nabisco Inc.		7.550%	6/15/15	1,500	1,652

					3,420

Gaming	0.2%
Pokagon Gaming Authority		10.375%	6/15/14	250	258	A

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Premier Bond Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Gas and Pipeline Utilities	2.9%
Colorado Interstate Gas Company		6.800%	11/15/15	$150	$145
Duke Energy Field Services Corporation		7.875%	8/16/10	750	802
Kinder Morgan Energy Partners, L.P.		7.125%	3/15/12	500	518
Panhandle Eastern Pipe Line Company		4.800%	8/15/08	400	390
Texas Eastern Transmission		5.250%	7/15/07	750	744
The Williams Companies, Inc.		7.500%	1/15/31	902	870
The Williams Companies, Inc.		8.750%	3/15/32	1,200	1,305

					4,774

Healthcare	2.7%
Fresenius Medical Care Capital Trust II		7.875%	2/1/08	250	254
Tenet Healthcare Corporation		9.875%	7/1/14	713	713
Tenet Healthcare Corporation		9.500%	2/1/15	2,810	2,761	A
Vanguard Health Holding Co. I, LLC		0.000%	10/1/15	345	243	D
Vanguard Health Holding Co. II, LLC		9.000%	10/1/14	450	449

					4,420

Insurance	0.1%
Crum & Forster Holdings Corporation		10.375%	6/15/13	180	183

Investment Banking/Brokerage	4.2%
Credit Suisse First Boston, USA		6.500%	1/15/12	1,125	1,161
J.P. Morgan Chase & Co.		5.750%	1/2/13	1,750	1,732	C
J.P. Morgan Chase & Co.		5.125%	9/15/14	1,300	1,228
Morgan Stanley		6.600%	4/1/12	1,500	1,557
The Goldman Sachs Group, Inc.		6.600%	1/15/12	1,200	1,238

					6,916

Machinery	0.2%
Terex Corporation		7.375%	1/15/14	270	269

Manufacturing (Diversified)	2.3%
Eastman Kodak Co.		7.250%	11/15/13	1,800	1,734
Interface, Inc.		10.375%	2/1/10	400	438
Jacuzzi Brands, Incorporated		9.625%	7/1/10	535	565
Koppers Inc.		9.875%	10/15/13	138	148
Leiner Health Products L.P.		11.000%	6/1/12	280	265
Norcraft Companies, L.P.		9.000%	11/1/11	480	488
Rayovac Corporation		8.500%	10/1/13	270	231

					3,869

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Media	3.5%
AOL Time Warner Inc.		6.150%	5/1/07	$250	$251
AOL Time Warner Inc.		6.875%	5/1/12	1,400	1,447
AOL Time Warner Inc.		7.700%	5/1/32	1,150	1,250
Clear Channel Communications, Inc.		4.900%	5/15/15	700	598
Liberty Media Corporation		3.750%	2/15/30	1,860	1,046	E
LIN Television Corporation		6.500%	5/15/13	120	110
News America Holdings Inc.		6.625%	1/9/08	300	304
News America Holdings Inc.		8.875%	4/26/23	400	468
Sinclair Broadcast Group, Inc.		8.000%	3/15/12	305	310

					5,784

Medical Care Facilities	0.4%
DaVita, Inc.		7.250%	3/15/15	300	288
HCA, Inc.		7.690%	6/15/25	120	113
HCA, Inc.		7.500%	11/6/33	280	256
HCA, Inc.		7.500%	11/15/95	35	29

					686

Metals and Mining	0.6%
Alcoa Inc.		5.375%	1/15/13	750	729
Metals USA, Inc.		11.125%	12/1/15	235	257	A

					986

Oil and Gas	7.3%
Amerada Hess Corporation		7.300%	8/15/31	1,700	1,802
AmeriGas Partners, L.P.		7.250%	5/20/15	90	85
Belden & Blake Corporation		8.750%	7/15/12	750	761
Chesapeake Energy Corporation		7.625%	7/15/13	480	483
ConocoPhillips		4.750%	10/15/12	1,000	951
Devon Energy Corporation		7.950%	4/15/32	1,000	1,152
Devon Finance Corp. ULC		6.875%	9/30/11	2,000	2,079
El Paso Corporation		6.375%	2/1/09	333	327	A
El Paso Corporation		7.750%	6/15/10	1,496	1,518	A
El Paso Corporation		7.625%	7/15/11	500	505
El Paso Corporation		7.800%	8/1/31	210	204
Occidental Petroleum Corporation		6.750%	1/15/12	500	526
Parker Drilling Company		9.625%	10/1/13	300	326
Plains Exploration & Production Company		7.125%	6/15/14	190	187
Pride International, Inc.		7.375%	7/15/14	240	241
SESI LLC		6.875%	6/1/14	10	10	A
Suburban Propane Partners, LP		6.875%	12/15/13	580	542

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Premier Bond Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Oil and Gas—Continued
Valero Energy Corporation		7.500%	4/15/32	$400	$434

					12,133

Paper and Forest Products	2.5%
NewPage Corporation		12.000%	5/1/13	730	756
Weyerhaeuser Company		6.750%	3/15/12	2,400	2,452
Weyerhaeuser Company		7.375%	3/15/32	1,000	1,012

					4,220

Publishing	0.3%
Dex Media East LLC		12.125%	11/15/12	122	137
PRIMEDIA Inc.		8.875%	5/15/11	315	302

					439

Real Estate	0.3%
Kimball Hill Inc.		10.500%	12/15/12	170	157
Ventas, Inc.		6.625%	10/15/14	260	252

					409

Rental Auto/Equipment	0.6%
Hertz Corporation		10.500%	1/1/16	500	530	A
NationsRent Inc.		9.500%	10/15/10	340	362
NationsRent Inc.		9.500%	5/1/15	70	74

					966

Retail	0.4%
EPL Finance Corporation		11.750%	11/15/13	195	223	A
Neiman Marcus Group, Inc.		9.000%	10/15/15	190	199	A
Neiman Marcus Group, Inc.		10.375%	10/15/15	130	138	A
Stater Bros. Holdings Inc.		8.829%	6/15/10	170	172	B

					732

Retail (Food Chains)	0.2%
Denny’s Corporation/Denny’s Holdings		10.000%	10/1/12	90	90
Domino’s Inc.		8.250%	7/1/11	248	257

					347

Services (Diversified)	0.1%
Service Corporation International		7.500%	6/15/17	140	131	A

Special Purpose	1.3%
Air 2 U.S.		8.027%	10/1/19	290	291	A

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Special Purpose—Continued
Hexion US Finance Corp.		9.000%	7/15/14	$280	$283
Hughes Network Systems		9.500%	4/15/14	125	123	A
Milacron Escrow Corp.		11.500%	5/15/11	410	380
Rainbow National Services LLC		8.750%	9/1/12	100	105	A
Rainbow National Services LLC		10.375%	9/1/14	250	277	A
River Rock Entertainment		9.750%	11/1/11	380	400
UGS Corp.		10.000%	6/1/12	305	328

					2,187

Telecommunications	4.1%
BellSouth Corporation		6.000%	10/15/11	1,000	999
Cincinnati Bell Inc.		7.000%	2/15/15	355	335
Citizens Communications Company		9.250%	5/15/11	90	97
Citizens Communications Company		9.000%	8/15/31	80	81
Qwest Communications International Inc.		7.250%	2/15/11	160	155
Qwest Corporation		7.875%	9/1/11	390	395
Qwest Corporation		8.875%	3/15/12	140	148
SBC Communications Inc.		6.250%	3/15/11	1,000	1,010	F
Sprint Capital Corp.		6.000%	1/15/07	1,500	1,502
Sprint Capital Corp.		8.375%	3/15/12	1,450	1,602
XM Satellite Radio, Inc.		9.750%	5/1/14	460	421	A

					6,745

Telecommunications (Cellular/Wireless)	2.1%
AT&T Wireless Services, Inc.		7.500%	5/1/07	500	507
AT&T Wireless Services, Inc.		8.125%	5/1/12	500	550
Cingular Wireless LLC		6.500%	12/15/11	250	256
Hawaiian Telecom Communications, Inc.		12.500%	5/1/15	635	665
L-3 Communications Corporation		6.375%	10/15/15	430	411
Motorola, Inc.		7.625%	11/15/10	64	69
Rural Cellular Corp.		9.875%	2/1/10	235	242
Telcordia Technologies Inc.		10.000%	3/15/13	485	410	A
Ubiquitel Operating Co.		9.875%	3/1/11	150	163
Verizon Wireless Capital LLC		5.375%	12/15/06	250	250

					3,523

Transportation	9.7%
America West Airlines, Inc.		8.057%	7/2/20	1,926	2,041
American Airlines, Inc.		7.800%	10/1/06	310	310
American Commercial Lines/ACL Finance Corp.		9.500%	2/15/15	136	149
Continental Airlines, Inc.		6.900%	1/2/18	1,170	1,175

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Premier Bond Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Transportation—Continued
Continental Airlines, Inc.		6.545%	2/2/19	$1,927	$1,908
Continental Airlines, Inc.		6.703%	6/15/21	74	74
Continental Airlines, Inc.		8.048%	11/1/20	744	785
GulfMark Offshore, Inc.		7.750%	7/15/14	270	263
H-Lines Finance Holding Corp.		0.000%	4/1/13	247	212	D
Horizon Lines, LLC		9.000%	11/1/12	244	248
Kansas City Southern Railway Co.		7.500%	6/15/09	150	150
Northwest Airlines Inc.		5.640%	8/6/13	2,583	2,454
Progress Rail Services Corporation/Progress Metal Reclamation Co.		8.500%	4/1/12	270	292	A
Sky EETC-Backed Trust Certificates		7.575%	3/1/19	323	328	A
Union Pacific Corporation		6.125%	1/15/12	2,000	2,022
United Air Lines, Inc. Series 01-1		6.602%	9/1/13	1,109	1,113
US Airways, Inc. Series 89A2		9.820%	1/1/13	473	208	G
US Airways, Inc. Series 93A3		10.375%	3/1/13	236	104	G
US Airways, Inc. Series 98-1		6.850%	1/30/18	2,255	2,283

					16,119

Total Corporate Bonds and Notes (Identified Cost—$129,155)					130,447
Asset-Backed Securities	10.3%

Fixed Rate Securities	5.8%
ACE Securities Corporation 2002-M Trust		0.000%	10/13/17	312	6	A,H
BankAmerica Manufactured Housing Contract 1997-2		6.900%	4/10/28	100	115
Captiva CBO 1997-1		6.860%	11/30/09	393	393	A,I
Conseco Finance Securitizations Corp. 2002-1		6.681%	12/1/33	1,111	1,106
Contimortgage Home Equity Loan Trust 1997-4		7.330%	10/15/28	746	623
FirstFed Corporation Manufactured Housing Contract 1996-1		8.060%	10/15/22	2,100	2,970	A
Green Tree Financial Corporation 1992-2		9.150%	1/15/18	622	538
Green Tree Financial Corporation 1993-1		8.450%	4/15/18	817	741
Green Tree Financial Corporation 1996-D		8.000%	9/15/27	235	221
Green Tree Financial Corporation 1999-4		6.970%	5/1/31	403	404
Mutual Fund Fee 2000-2		9.550%	4/30/08	561	46	A,G
Mutual Fund Fee 2000-3		9.070%	7/1/08	2,909	410	A
Oakwood Mortgage Investors Inc. 2002-B		6.060%	3/15/25	515	438
Pegasus Aviation Lease Securitization 2000-1		8.370%	3/25/30	1,300	808	A
Vanderbilt Mortgage Finance 1997-B		8.155%	10/7/26	741	758

					9,577

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Asset-Backed Securities—Continued

Floating Rate SecuritiesB	4.4%
ACE Securities Corp. 2005-SD1		5.723%	11/25/50	$695	$696
Banagricola DPR Funding		6.250%	3/15/10	1,569	1,583	A,I
Bayview Financial Asset Trust 2004-SSRA		5.923%	12/25/39	1,027	1,031	A
CS First Boston Mortgage Securities Corporation 2004-CF2		5.793%	5/25/44	720	720	A
Residential Asset Mortgage Products 2004-RZ1		5.563%	3/25/34	974	974
Residential Asset Securities Corporation 2001-KS3		5.553%	9/25/31	934	934
Saxson Asset Securities Trust 2000-2		8.870%	7/25/30	1,434	1,427

					7,365

Stripped Securities	0.1%
Oakwood Mortgage Investors Inc. 2002-C		6.000%	8/15/10	816	128	J1

Total Asset-Backed Securities (Identified Cost—$18,151)					17,070
Mortgage-Backed Securities	8.2%

Fixed Rate Securities	4.4%
Asset Securitization Corporation 1996-D2		6.920%	2/14/29	55	55
Bear Stearns Asset Backed Securities, Inc. 2002-AC1		7.000%	1/25/32	2,000	1,991	A
Commercial Mortgage Acceptance Corporation 1997-ML1		6.570%	12/15/30	1,250	1,258
Commercial Mortgage Acceptance Corporation 1997-ML1		6.735%	12/15/30	1,561	1,575
Enterprise Mortgage Acceptance Company 1999-1		6.420%	10/15/25	277	119	A
GMAC Commercial Mortgage Security Inc. 1998-C1		6.700%	5/15/30	460	466
GMAC Commercial Mortgage Security Inc. 1998-C1		6.974%	5/15/30	1,000	1,015
Metropolitan Asset Funding, Inc. 1998-B1		8.000%	11/20/24	1,000	864

					7,343

Floating Rate SecuritiesB	2.8%
Banc of America Commercial Mortgage Inc. 2005-5 A4		5.115%	10/10/45	1,050	993
Blackrock Capital Finance LP 1997-R2		6.428%	12/25/35	970	747	A
Harborview Mortgage Loan Trust 2004-8		5.652%	11/19/34	687	689
Harborview Mortgage Loan Trust 2005-9		7.017%	6/20/35	1,500	1,247
Merit Securities Corporation 11PA		7.591%	9/28/32	850	237	A
Washington Mutual 2004-AR12		5.515%	10/25/44	785	787

					4,700

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Premier Bond Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Mortgage-Backed Securities—Continued

Stripped Securities	1.0%
LB-UBS Commercial Mortgage Trust 2001-C3		1.196%	6/15/36	$2,806	$112	A,J1
Prime Mortgage Trust 2005-2		1.743%	10/25/32	4,230	244	J1
Prime Mortgage Trust 2005-5		0.886%	7/25/34	24,270	330	J1
Prime Mortgage Trust 2005-5		1.572%	7/25/34	3,353	275	J1
Residential Asset Mortgage Products, Inc. 2005-SL2		0.000%	2/25/32	900	684	J2

					1,645

Total Mortgage-Backed Securities (Identified Cost—$14,107)					13,688
U.S. Government Securities	13.6%

Fixed Rate Securities	5.1%
United States Treasury Bonds		5.375%	2/15/31	2,500	2,543	C
United States Treasury Notes		3.375%	2/28/07	6,000	5,926	C

					8,469

Treasury Inflation-Protected SecuritiesK	8.5%
United States Treasury Inflation-Protected Security		3.625%	1/15/08	2,300	2,917	C
United States Treasury Inflation-Protected Security		3.000%	7/15/12	2,550	2,942	C
United States Treasury Inflation-Protected Security		1.875%	7/15/13	5,000	5,268	C
United States Treasury Inflation-Protected Security		2.000%	7/15/14	3,000	3,087	C

					14,214

Total U.S. Government Securities (Identified Cost—$22,558)					22,683
U.S. Government Agency Mortgage-Backed Securities	7.9%
Fannie Mae		6.000%	7/1/36	12,000	11,809
Fannie Mae		6.500%	8/25/44	1,260	1,263

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost—$13,160)					13,072
Yankee BondsI	28.3%

Aerospace/Defense	0.2%
Systems 2001 Asset Trust		6.664%	9/15/13	253	261	A

Cable	0.3%
Kabel Deutschland GmbH		10.625%	7/1/14	430	454	A

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Yankee BondsI—Continued

Chemicals	0.1%
Montell Finance Co. B.V.		8.100%	3/15/27	200	181	A

Electric	1.0%
Hydro-Quebec		6.300%	5/11/11	1,700	1,749

Energy	0.1%
Aquila Canada Finance Corporation		7.750%	6/15/11	110	114

Foreign Government	15.7%
Dominican Republic		9.500%	9/27/11	397	419	A
Federative Republic of Brazil		8.875%	4/15/24	300	333
Federative Republic of Brazil		10.125%	5/15/27	143	178
Federative Republic of Brazil		12.250%	3/6/30	856	1,256
Federative Republic of Brazil		11.000%	8/17/40	4,303	5,336
Republic of Colombia		11.750%	2/25/20	1,970	2,591
Republic of Ecuador		9.000%	8/15/30	605	585	A,D
Republic of El Salvador		8.250%	4/10/32	625	648	A
Republic of Honduras		4.383%	10/1/11	184	182	B
Republic of Panama		9.375%	4/1/29	296	349
Republic of Panama		6.700%	1/26/36	951	870
Republic of Peru		5.000%	3/7/17	1,878	1,798	B
Republic of Peru		8.750%	11/21/33	950	1,057
Russian Federation		5.000%	3/31/30	8,005	8,520	D
United Mexican States		7.500%	4/8/33	1,870	1,987

					26,109

Insurance	0.6%
XL Capital Ltd.		5.250%	9/15/14	1,000	922

Manufacturing (Diversified)	2.2%
Tyco International Group SA		6.375%	10/15/11	1,000	1,020
Tyco International Group SA		6.875%	1/15/29	2,615	2,696

					3,716

Media	N.M.
Quebecor Media Inc.		7.750%	3/15/16	55	54	A

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Premier Bond Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Yankee BondsI—Continued

Metals and Mining	0.1%
Chaparral Steel Co.		10.000%	7/15/13	$20	$22
RathGibson, Inc.		11.250%	2/15/14	60	62	A

					84

Oil and Gas	2.2%
Anadarko Finance Co.		6.750%	5/1/11	750	771
Anadarko Finance Co.		7.500%	5/1/31	1,000	1,074
Compagnie Generale de Geophysique SA (CGG)		7.500%	5/15/15	210	205
Gazprom		9.625%	3/1/13	770	883	A
Gazprom		9.625%	3/1/13	70	80
Pogo Producing Co.		6.875%	10/1/17	290	269
Western Oil Sands Inc.		8.375%	5/1/12	342	363

					3,645

Paper and Forest Products	0.1%
Domtar Inc.		7.875%	10/15/11	120	113

Semiconductor Equipment	0.1%
Magnachip Semiconductor SA		8.000%	12/15/14	300	249

Special Purposes	2.7%
Burlington Resources Finance		7.400%	12/1/31	450	516
Deutsche Telekom International Finance BV		5.250%	7/22/13	600	564
Nell AF S.A.R.L.		8.375%	8/15/15	150	144	A
Petrozuata Finance, Inc.		8.220%	4/1/17	2,880	2,707	A
UFJ Finance Aruba AEC		6.750%	7/15/13	500	521

					4,452

Telecommunications	1.4%
Axtel SA		11.000%	12/15/13	221	242
France Telecom SA		8.750%	3/1/31	600	722
INTELSAT		7.625%	4/15/12	310	256
Intelsat Bermuda Ltd.		9.250%	6/15/16	225	232	A
Intelsat Bermuda Ltd.		11.250%	6/15/16	340	348	A
Wind Acquisition Finance SA		10.750%	12/1/15	500	531	A

					2,331

Telecommunications (Cellular/Wireless)	0.2%
Vodaphone Group PLC		7.750%	2/15/10	250	264

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES		VALUE

Yankee BondsI—Continued

Transportation	1.3%
Canadian Pacific Railroad Co.		6.250%	10/15/11	$1,000		$1,019
Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V. (TFM)		9.375%	5/1/12	170		181
Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V. (TFM)		12.500%	6/15/12	750		827
OMI Corporation		7.625%	12/1/13	200		200

						2,227

Total Yankee Bonds (Identified Cost—$43,511)						46,925
Preferred Stocks	3.4%
Chesapeake Energy Corporation		6.250%		.239	shrs	62	L
Fannie Mae		5.375%		.015		1,390	L
Freddie Mac		3.850%		.1		4	M
Freddie Mac		5.000%		.2		8
General Motors Corporation		5.250%		225		4,163	L

Total Preferred Stocks (Identified Cost—$5,116)						5,627
Trust Preferred Securities	3.2%
Corporate-Backed Trust Certificates		7.375%		34		565
Corporate-Backed Trust Certificates		8.000%		16		261
CORTS Trust for Ford Motor Co.		8.000%		155		2,626
PreferredPlus TR-CCR1		8.250%		5		95
SATURNS-F 2003-5		8.125%		104		1,756

Total Trust Preferred Securities (Identified Cost—$5,017)						5,303
Total Long-Term Securities (Identified Cost—$250,775)						254,815

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Premier Bond Fund—Continued

	% OF NET ASSETS	PAR	VALUE
Short-Term Securities	10.8%

Repurchase Agreement
Lehman Brothers 5.05% dated 6/30/06, to be repurchased at $17,892 on 7/3/06 (Collateral: $18,265 Federal Home Loan Bank notes, 6.400% due 5/2/16, value $18,154)		$17,884	$17,884

Total Short-Term Securities (Identified Cost—$17,884)			17,884
Total Investments (Identified Cost—$268,659)	164.4%		272,699
Other Assets Less Liabilities	(21.0)%		(34,843)
Liquidation Value of Preferred Shares	(43.4)%		(72,000)

Net Assets Applicable to Common Shareholders	100.0%		$165,856

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts Written
U.S Treasury Note Futures	June 2006	4	$—

A	Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 17.5% of net assets applicable to common shareholders.
B	Floating Rate Security – The rate of interest on this type of security is tied to the London Interbank Offer Rate (LIBOR). The coupon rate is as of June 30, 2006.
C	Position, or a portion thereof, with an aggregate market value of $25,969 has been segregated to collateralize reverse repurchase agreements.
D	Stepped-Coupon Security – A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends.
E	Convertible Bond – Bond may be converted into the issuer’s common stock.
F	Collateral to cover futures contracts written.
G	Bond is in default as of June 30, 2006.
H	Zero-coupon Bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
I	Yankee Bond – A dollar-denominated bond issued in the U.S. by a foreign entity.
J	Stripped Security – Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of the interest due.
K	Treasury Inflation Protected Security – Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index (CPI) for all Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
L	Convertible Preferred Stock – Stock may be converted into the issuer’s common stock.
M	Indexed Security – The rate of interest on this type of security is based on the Constant Maturity Treasury (CMT) index. The coupon rate is as of June 30, 2006.

N.M.—Not meaningful.

See notes to financial statements.

Semi-Annual Report to Shareholders

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

(Amounts in Thousands)

Western Asset Premier Bond Fund

Assets:
Investments, at value (Identified Cost—$250,775)		$254,815
Short term investments, at value (Identified Cost—$17,884)		17,884
Interest and dividends receivable		3,968
Receivable for securities sold		217
Swap contracts value		210
Other assets		18

Total assets		277,112

Liabilities:
Payable for reverse repurchase agreements	26,209
Payable for securities purchased	12,470
Accrued advisory fee	89
Accrued administrative fees	26
Income distribution payable to preferred shareholders	86
Income distribution payable to common shareholders	21
Futures variation margin	3
Accrued expenses and other liabilities	352

Total liabilities		39,256

Preferred Shares:
No par value, 3 shares authorized, issued and outstanding, $25 liquidation value per share (Note 5)		72,000

Net Assets Applicable to Common Shareholders		$165,856

Composition of Net Assets Applicable to Common Shareholders:
Common shares, no par value, unlimited number of shares authorized, 11,455 shares issued and outstanding (Note 4)		162,294
Over distribution of net investment income		(1,851)
Undistributed net realized gain on investments, futures and swaps		1,163
Net unrealized appreciation/(depreciation) on investments, futures and swaps		4,250

Net Assets Applicable to Common Shareholders		$165,856

Net asset value per common share:
($165,856 ÷ 11,455 common shares issued and outstanding)		$14.48

See notes to financial statements.

Semi-Annual Report to Shareholders

STATEMENT OF OPERATIONS

For the Period Ended June 30, 2006 (Unaudited)

(Amounts in Thousands)

Western Asset Premier Bond Fund

Investment Income:
Interest	$9,036
Dividends	188

Total income	9,224

Expenses:
Advisory and administration fees	659
Preferred shares rating agency fees	105
Audit and legal fees	75
Reports to shareholders	46
Custodian fees	25
Trustees’ fees and expenses	16
Transfer agent and shareholder servicing expense	13
Registration fees	12
Other	38

Total operating expenses	989
Less: compensating balance credits	(6)
Interest expense	697

Total expenses	1,680

Net Investment Income	7,544

Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on:
Investments	2,672
Swaps	35
Futures	21

2,728

Unrealized appreciation/(depreciation) on investments, futures and swaps	(7,316)

Net realized and unrealized gain/(loss) on investments, futures and swaps	(4,588)

Change in net assets resulting from operations	2,956

Dividends to Preferred Shareholders from Net Investment Income	(1,667)

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	$1,289

See notes to financial statements.

Semi-Annual Report to Shareholders

STATEMENT OF CHANGES IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS

(Amounts in Thousands)

Western Asset Premier Bond Fund

	FOR THE SIX MONTHS ENDED JUNE 30, 2006	FOR THE YEAR ENDED DECEMBER 31, 2005
Increase in Net Assets Applicable to Common Shareholders:	(Unaudited)
Net investment income	$7,544	$15,672
Net realized gain on investments, options, futures and swaps	2,728	2,095
Unrealized appreciation (depreciation) on investments, options, futures and swaps	(7,316)	(8,320)

Increase in net assets resulting from operations	2,956	9,447

Dividends to preferred shareholders from net investment income	(1,667)	(2,458)

Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	1,289	6,989

Distributions to Common Shareholders:
From net investment income	(6,443)	(13,713)

Capital Transactions:
Reinvestment of dividends resulting in the issuance of 0 and 29 common shares, respectively	—	446

Net decrease in net assets applicable to common shareholders	(5,154)	(6,278)

Net Assets:
Beginning of period	171,010	177,288

End of period	$165,856	$171,010

Over distributions of net investment income	$(1,851)	$(1,285)

See notes to financial statements.

Semi-Annual Report to Shareholders

FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a share of common stock outstanding throughout each period shown, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information in the financial statements.

	FOR THE SIX MONTHS ENDED JUNE 30, 2006		FOR THE YEAR ENDED DECEMBER 31,
			2005	2004	2003	2002*
Investment Operations:	(Unaudited)
Net asset value per common share, beginning of period	$14.93		$15.52	$15.00	$13.57	$14.32	(1)

Net investment income(2)	0.66		1.37	1.33	1.32	1.02
Net realized and unrealized gain/(loss) on investments, options and futures	(0.40)		(0.55)	0.56	1.51	(0.63)
Dividends paid to Preferred Shareholders	(0.15)		(0.21)	(0.09)	(0.08)	(0.03)

Total from investment operations applicable to Common Shareholders	0.11		0.61	1.80	2.75	0.36

Dividends paid to Common Shareholders:
From net investment income	(0.56)		(1.20)	(1.28)	(1.31)	(0.97)

Offering costs charged to paid in capital	—		—	—	(0.01)	(0.14)

Net asset value per common share, end of period(3)	$14.48		$14.93	$15.52	$15.00	$13.57

Market value, end of period(3)	$14.20		$13.72	$16.14	$15.85	$14.45

Total Investment Return Based on:(4)
Market Value	7.57%		-7.83%	10.79%	21.56%	1.98%
Net Asset Value	0.80%		4.31%	12.57%	20.81%	1.87%

Ratio to Average Net Assets Applicable to Common Shareholders/Supplementary Data:
Net assets applicable to common shareholders, end of period (in thousands)	$165,856		$171,010	$177,288	$169,772	$150,614
Expenses	2.00	%(6)	1.63%	1.17%	1.24%	1.55	%(6)
Expenses, excluding interest expense and including compensating balance credits	1.17	%(6)	1.13%	1.13%	1.24%	1.07	%(6)
Net investment income(5)	6.98	%(6)	7.58%	8.22%	8.55%	9.37	%(6)
Portfolio turnover rate	20%		41%	39%	38%	111%

Preferred share information at end of the period:
Aggregate amount outstanding (in thousands)	$72,000		$72,000	$72,000	$72,000	$72,000
Asset coverage on preferred shares, end of period(7)	330%		337%	346%	336%	309%
Liquidation and market value per share (in thousands)	$25		$25	$25	$25	$25

(1)	Net of sales load of $0.68 on initial shares issued.
(2)	Based on average shares outstanding.
(3)	Net asset value and market value are published in The Wall Street Journal each Monday.
(4)	Total investment return is calculated assuming a purchase of common shares on the opening of the first day and a sale on the closing of the last day of each year reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return is not annualized for periods of less than one year. Brokerage commissions are not reflected.
(5)	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders. Ratios of net investment income before preferred share dividends to average net assets of common shareholders is 8.96%, 8.99%, 8.85%, 9.11% and 9.66%, respectively.
(6)	Annualized.
(7)	Asset coverage on preferred shares equals net assets of common shares plus the redemption value of the preferred shares divided by the number of preferred shares outstanding at the end of the period.
*	March 28, 2002 (commencement of operations).

See notes to financial statements.

Semi-Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS

(Amounts in Thousands) (Unaudited)

1. Significant Accounting Policies:

Western Asset Premier Bond Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company. The Fund commenced investment operations on March 28, 2002.

The Fund’s investment objective is to provide current income and capital appreciation by investing primarily in a diversified portfolio of investment grade bonds. The Fund currently seeks to achieve its investment objective by investing substantially all of its assets in bonds, including corporate bonds, U.S. government and agency securities and mortgage-related securities. The ability of the issuers of the securities held by the Fund to meet their obligations might be affected by, among other things, economic developments in a specific state, industry or region.

Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

The Fund’s securities are valued on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Trustees. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund expects to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material.

With respect to the Fund, where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund’s adviser to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

Purchases and sales of investment securities (excluding short-term investments, U.S. government securities and U.S. government agency securities) aggregated $36,565 and $35,722, respectively for the six months ended June 30, 2006. There were purchases of $14,652 and sales of $13,172 of U.S. government and government agency obligations for the six months ended June 30, 2006.

Foreign Currency Translation

Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the NYSE, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on foreign currency transactions.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund’s holding period. The value of the

Semi-Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS—Continued

collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of a counterparty default, the Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights. The Fund’s investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. Under the terms of a typical reverse repurchase agreement, the Fund sells an underlying debt obligation subject to an obligation to repurchase the security from the buyer at an agreed-upon price and time, thereby determining the yield during the buyer’s holding period. A reverse repurchase agreement involves the risk, among others that the market value of the securities the Fund has sold and is obligated to repurchase exceed the cash retained by the Fund. In the event the buyer of the securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. At the time the Fund enters into a reverse repurchase agreement, it will segregate, on it books, liquid assets having a value at least equal to the repurchase price or take other actions permitted by law to cover its obligations.

Options, Futures and Swap Agreements

The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts are marked-to-market on a daily basis. As a contract’s value fluctuates, payments known as variation margin are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses, and the Fund recognizes a gain or loss when the contract is closed. Swap agreements are priced daily based upon valuations furnished by an independent pricing service and the change, if any, is recorded as unrealized appreciation or depreciation.

Short Sales

The Fund may sell a security it does not own in anticipation of a decline in the market price of that security. The Fund must then borrow the security sold short and deliver it to the dealer that brokered the short sale. A gain, limited to the price at which the security was sold short, or a loss, potentially unlimited in size, will be recognized upon the termination of the short sale. With respect to each short sale, the Fund must segregate collateral consisting of cash or liquid securities with a value at least equal to the current market value of the shorted securities, marked-to-market daily, or take other actions permitted by law to cover its obligations. Dividend expenses and fees paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. The Fund had no open short sales at June 30, 2006.

Distributions to Common Shareholders

Investment income and distributions to common shareholders are recorded on the ex-dividend date. Dividends from net investment income are declared and paid monthly. Net capital gain distributions are declared and paid after the end of the tax year in which the gain is realized. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America; accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under federal income tax regulations. Interest income and expenses are recorded on the accrual basis. Bond discounts and premiums are amortized and included in interest income for financial reporting purposes and federal income tax purposes.

Compensating Balance Credits (amounts are not in thousands):

The Fund has an arrangement with its custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on the Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments. For the six months ended June 30, 2006, the Fund earned compensating balance credits of $6,338.

Semi-Annual Report to Shareholders

2. Federal Income Taxes:

No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gains to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

An additional distribution may be made in December to the extent necessary in order to comply with Federal excise tax requirements.

3. Financial Instruments:

Forward Currency Exchange Contracts

As part of its investment program, the Fund may utilize forward currency exchange contracts. Forward foreign exchange contracts are marked-to-market daily using foreign currency exchange rates supplied by an independent pricing service. The change in the contract’s market value is recorded by the Fund as an unrealized gain or loss. When a contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contact at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency exchange contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency exchange contracts used for hedging purposes limit the risk of loss due to the decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

The Fund had no outstanding forward foreign currency exchange contracts as of June 30, 2006.

Option Transactions

As part of its investment program, the Fund may utilize options. Options may be written (sold) or purchased by the Fund. When the Fund purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily. When the Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and its value is marked-to-market daily.

When options, whether written or purchased, expire, are exercised or are closed (by entering into a closing purchase or sale transaction), the Fund realizes a gain or loss as described in the chart below:

Purchased option:	Impact on the Fund:
The option expires	Realize a loss in the amount of the cost of the option.
The option is closed through a closing sale transaction	Realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option.
The Fund exercises a call option	The cost of the security purchased through the exercise of the option will be increased by the premium originally paid to purchase the option.
The Fund exercises a put option	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be reduced by the premium originally paid to purchase the put option.

Semi-Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS—Continued

Written option:	Impact on the Fund:
The option expires	Realize a gain equal to the amount of the premium received.
The option is closed through a closing purchase transaction	Realize a gain or loss without regard to any unrealized gain or loss on the underlying security and eliminate the option liability. The Fund will realize a loss in this transaction if the cost of the closing purchase exceeds the premium received when the option was written.
A written call option is exercised by the option purchaser.	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be increased by the premium originally received when the option was written.
A written put option is exercised by the option purchaser	The amount of the premium originally received will reduce the cost of the security that the Fund purchased when the option was exercised.

The risk associated with purchasing options is limited to the premium originally paid. Options written by the Fund involve, to varying degrees, risk of loss in excess of the option value. The risk in writing a covered call option is that the Fund may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market, or, for over-the-counter options, because of the counterparty’s inability or unwillingness to perform.

There was no activity in written options during the six months ended June 30, 2006.

Futures

Upon entering into a futures contract, the Fund is required to deposit with the broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin”. Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses, and the Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

The Fund may enter into futures contracts for various reasons, including in connection with its interest rate management strategy. Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. The change in the value of the futures contract primarily corresponds with the value of their underlying instruments, which may not correlate with changes in interest rates, if applicable. In addition, there is a risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

The open futures positions and related appreciation or depreciation at June 30, 2006, are listed at the end of the Fund’s portfolio of investments.

Reverse Repurchase Agreements

For the period ended June 30, 2006, the average amount of reverse repurchase agreements outstanding was $29,775 and the daily weighted average interest rate was 4.66%.

Broker	Interest Rate	Maturity	Amount
Deutsche Bank	5.10%	7/11/06	$2,573
Deutsche Bank	5.15	7/11/06	5,989
Lehman	5.15	7/11/06	14,293
Lehman	5.42	7/11/06	3,354

			$26,209

As of June 30, 2006, the Fund entered into reverse repurchase agreements with Lehman Brothers and Deutsche Bank. The reverse repurchase agreements which matured on July 11, 2006, were recorded at cost and were collateralized primarily by U.S. Government Securities with a par value of $24,770 and a market value as of June 30, 2006, of $25,969.

Semi-Annual Report to Shareholders

Swap Agreements

The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with ordinary portfolio transactions.

Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, the Fund will receive a payment from the counter-party. To the extent it is less, the Fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying statements of operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed-rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor,” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which the Fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the Fund assumes the market and credit risk of the underlying instrument, including liquidity and loss of value. Interest rate swap contracts involve the exchange of commitments to pay and receive interest based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation/(depreciation). Gains or losses are realized upon termination of the swap agreement. Periodic payments and premiums received or made by the Fund are recorded in the accompanying statements of operations as realized gains or losses, respectively. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with swap contracts. Risks may exceed amounts recognized on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

The following is summary of open swap contracts outstanding at June 30, 2006.

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)A
Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1, 1-Month LIBORC + 160 bp*, due 6/25/35)	June 25, 2035	1.28% Monthly	Specified Amount upon credit event noticeB	$43	$—

Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1, 1-Month LIBORC + 250 bp*, due 6/25/35)	June 25, 2035	2.05% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (ACE Securities Corporation, 1-Month LIBORC + 138 bp*, due 2/25/35)	February 25, 2035	1.31% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (ACE Securities Corporation 2005-HE1, 1-Month LIBORC + 220 bp*, due 2/25/35)	February 25, 2035	2.06% Monthly	Specified Amount upon credit event noticeB	43	1

Semi-Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS—Continued

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)A
Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust, 1-Month LIBORC + 190 bp*), due 10/25/34)	October 25, 2034	1.37% Monthly	Specified Amount upon credit event noticeB	$58	$—

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005-1, 1-Month LIBORC + 130 bp*, due 3/25/35)	March 25, 2035	1.31% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005-1, 1-Month LIBORC + 200 bp*, due 3/25/35)	March 25, 2035	2.18% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W4, 1-Month LIBORC + 300 bp*, due 3/25/34)	March 25, 2034	2.20% Monthly	Specified Amount upon credit event noticeB	58	—

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W11, 1-Month LIBORC + 225 bp*, due 11/25/34)	November 25, 2034	1.33% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W11, 1-Month LIBORC + 350 bp*, due 11/25/34)	November 25, 2034	2.15% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (Finance America Mortgage Loan Trust, 1-Month LIBORC + 180 bp*, due 11/25/34)	November 25, 2034	1.31% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3, 1-Month LIBORC + 315 bp*, due 11/25/34)	November 25, 2034	2.18% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A, 1-Month LIBORC + 135 bp*, due 1/25/35)	January 25, 2035	1.31% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A, 1-Month LIBORC + 200 bp*, due 1/25/35)	January 25, 2035	2.08% Monthly	Specified Amount upon credit event noticeB	43	—

Semi-Annual Report to Shareholders

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)A
Credit Suisse First Boston USA (INDYMAC Home Equity Loan Asset-Backed Trust 2004-C, 1-Month LIBORC + 190 bp*, due 3/25/35)	March 25, 2035	1.28% Monthly	Specified Amount upon credit event noticeB	$43	$—

Credit Suisse First Boston USA (INDYMAC Home Equity Loan Asset-Backed Trust 2004-C, 1-Month LIBORC + 325 bp*, due 3/25/35)	March 25, 2035	2.05% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2004-1, 1-Month LIBORC + 350 bp*), due 2/25/34)	February 25, 2034	2.15% Monthly	Specified Amount upon credit event noticeB	58	—

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1, 1-Month LIBORC + 170 bp*, due 2/25/35)	February 25, 2035	1.31% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1, 1-Month LIBORC + 275 bp*, due 2/25/35)	February 25, 2035	2.08% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1, 1-Month LIBORC + 153 bp*, due 12/25/34)	December 25, 2034	1.31% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1, 1-Month LIBORC + 240 bp*, due 12/25/34)	December 25, 2034	2.08% Monthly	Specified Amount upon credit event noticeB	43	1

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2004-WMC1, 1-Month LIBORC + 225 bp*, due 9/25/35)	September 25, 2035	2.05% Monthly	Specified Amount upon credit event noticeB	43	1

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2004-WMC4, 1-Month LIBORC + 375 bp*, due 4/25/35)	April 25, 2035	2.15% Monthly	Specified Amount upon credit event noticeB	58	—

Semi-Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS—Continued

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)A
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-NC1, 1-Month LIBORC + 130 bp*, due 10/25/35)	October 25, 2035	1.28% Monthly	Specified Amount upon credit event noticeB	$43	$—

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-NC1, 1-Month LIBORC + 205 bp*, due 10/25/35)	October 25, 2035	2.05% Monthly	Specified Amount upon credit event noticeB	43	1

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-WMC1, 1-Month LIBORC + 135 bp*, due 9/25/35)	September 25, 2035	1.28% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1, 1-Month LIBORC + 130 bp*, due 1/25/35)	January 25, 2035	1.31% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1, 1-Month LIBORC + 215 bp*, due 1/25/35)	January 25, 2035	2.18% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2004-2, 1-Month LIBORC + 325 bp*), due 8/25/34)	August 25, 2034	2.15% Monthly	Specified Amount upon credit event noticeB	58	1

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1, 1-Month LIBORC + 140 bp*, due 3/25/35)	March 25, 2035	1.31% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1, 1-Month LIBORC + 205 bp*, due 3/25/35)	March 25, 2035	2.18% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-1, 1-Month LIBORC + 135 bp*, due 6/25/05)	June 25, 2035	1.28% Monthly	Specified Amount upon credit event noticeB	43	—

Semi-Annual Report to Shareholders

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)A
Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-1, 1-Month LIBORC + 195 bp*, due 6/25/05)	June 25, 2035	2.05% Monthly	Specified Amount upon credit event noticeB	$43	$1

Credit Suisse First Boston USA (Park Place Securities, Inc. 2005-WCH1, 1-Month LIBORC + 155 bp*, due 1/25/36)	January 25, 2036	1.36% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (Park Place Securities, Inc. 2005-WCH1, 1-Month LIBORC + 250 bp*, due 1/25/36)	January 25, 2036	2.18% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2004-1, 1-Month LIBORC + 230 bp*, due 6/25/34)	June 25, 2034	1.37% Monthly	Specified Amount upon credit event noticeB	58	—

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1, 1-Month LIBORC + 165 bp*, due 1/25/35)	January 25, 2035	1.28% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1, 1-Month LIBORC + 260 bp*, due 1/25/35)	January 25, 2035	2.05% Monthly	Specified Amount upon credit event noticeB	43	—

Merrill Lynch (iBoxx CDX NA IG)	June 20, 2010	Specified Amount upon credit event noticeD	0.40% Quarterly	15,000	204

					$210

A	“—” refers to amounts less than $1,000.
B	Upon bankruptcy or failure to make a scheduled interest payment, the Fund will receive $1,000.
C	As of June 30, 2006, the 1 month London Interbank Offered Rate was 5.33%.
D	Upon bankruptcy or failure to make a scheduled interest payment, the Fund will pay $1,000.
*	100 basis points = 1%.

Semi-Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS—Continued

4. Common Shares (amounts are not in thousands):

Of the 11,454,996 shares of common stock outstanding at June 30, 2006, Western Asset owned 9,977 shares.

5. Preferred Shares (amounts are not in thousands):

There are 2,880 shares of Auction Market Preferred Shares (“Preferred Shares”) authorized. The Preferred Shares have rights as set forth in the Fund’s Agreement and Declaration of Trust, as amended to date, and its Bylaws, as amended to date (the “Bylaws”), or as otherwise determined by the Trustees. The 2,880 Preferred Shares outstanding consist of two series, 1,440 shares of Series M and 1,440 shares of Series W. The Preferred Shares have a liquidation value of $25,000 per share, plus any accumulated but unpaid dividends whether or not earned or declared.

Dividends on the Series M and Series W Preferred Shares are cumulative and are paid at a rate typically reset every seven and twenty-eight days, respectively, based on the results of an auction. Dividend rates ranged from 4.15% to 5.16% from January 1, 2006 to June 30, 2006. Under the Investment Company Act of 1940, the Fund may not declare dividends or make other distributions on common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares would be less than 200%.

The Preferred Shares are redeemable at the option of the Fund, in whole or in part, on the second business day preceding any dividend payment date at $25,000 per share plus any accumulated but unpaid dividends. The Preferred Shares are also subject to mandatory redemption at $25,000 per share plus any accumulated but unpaid dividends, whether or not earned or declared, if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in the Bylaws are not satisfied.

Preferred shareholders, who are entitled to one vote per Preferred Share, generally vote as a single class with the common shareholders, but will vote separately as a class (and, in certain circumstances, vote separately by series) with respect to certain matters set forth in the Bylaws. The preferred shareholders are entitled to elect two Trustees of the Fund.

6. Securities Lending:

The Fund may lend its securities to approved brokers to earn additional income. The Fund will receive collateral in cash and U.S. government securities at least equal to the current value of the securities loaned. Cash collateral received is invested in a money market pooled account by the Fund’s lending agent. As of June 30, 2006, there were no securities on loan.

7. Transactions with Affiliates:

The Fund has a management agreement with Western Asset Management Company (“Western Asset”). Pursuant to the terms of the management agreement, the Fund pays Western Asset an annual fee, payable monthly, in an amount equal to 0.55% of the average weekly value of the Fund’s total managed assets. Pursuant to a Portfolio Management Agreement between Western Asset and Western Asset Management Company Limited (“WAML”), Western Asset pays a portion of the fees it receives from the Fund to WAML at an annual rate of 0.425% of the average weekly value of the Fund’s total managed assets that WAML manages. Western Asset and WAML are wholly owned subsidiaries of Legg Mason, Inc.

Under the terms of the Administration Agreement among the Fund, Western Asset and Princeton Administrators, L.P. (the “Administrator”), Western Asset pays the Administrator, a monthly fee at an annual rate of 0.125% of the Fund’s average weekly total managed assets, subject to a monthly minimum fee of $12,500.

8. Trustee Compensation (amounts are not in thousands):

Each Independent Trustee receives an aggregate fee of $60,000 annually for serving on the combined Board of Trustees/Directors of the Fund, Western Asset Income Fund and Western Asset Funds, Inc. Each Trustee also receives a fee of $7,500 and related expenses for each meeting of the Board attended in-person and a fee of $2,500 for participating in each telephonic meeting. The Chairman of the Board and the Chairman of the Audit Committee each receive an additional $25,000 per year for serving in such capacities. Each member of the Audit Committee receives a fee of $5,000 for serving as a member of the Audit Committee. Other committee members receive $2,500 for serving as a member of each committee upon which they serve. Committee members also receive a fee of $2,500 for participating in each telephonic committee meeting. All such fees are allocated among the Fund, Western Asset Income Fund and Western Asset Funds, Inc. according to each such investment company’s average annual net assets.

Semi-Annual Report to Shareholders

9. Shareholder Meeting Results:

The Fund’s annual meeting of shareholders was held on May 9, 2006. Of the 11,455 common shares outstanding, the following shares were voted in the meeting:

		For	Against	Withheld
Election of Trustees:	Ronald J. Arnault	10,993	—	152
	Anita L. DeFrantz	11,001	—	144
	Ronald L. Olson	10,987	—	158
	Louis A. Simpson	10,988	—	157

Of the 2,880 preferred shares outstanding, the following shares were voted in the meeting: (amounts not in thousands)

		For	Withheld
Election of Trustees:	Ronald J. Arnault	2,604	—
	Anita L. DeFrantz	2,604	—
	Ronald L. Olson	2,604	—
	William E.B. Siart	2,604	—
	Louis A. Simpson	2,604	—
	Jaynie Miller Studenmund	2,604	—

Western Asset Premier Bond Fund

The Board of Trustees

William E. B. Siart, Chairman

Ronald J. Arnault

Anita L. DeFrantz

Ronald L. Olson

Louis A. Simpson

Jaynie Miller Studenmund

Officers

James W. Hirschmann III, President

D. Daniel Fleet, Vice President

S. Kenneth Leech, Vice President

Marie K. Karpinski, Principal Financial and Accounting Officer

Amy M. Olmert, Chief Compliance Officer

Erin K. Morris, Treasurer

Lisa G. Mrozek, Secretary

Investment Advisers

Western Asset Management Company

385 East Colorado Boulevard

Pasadena, California 91101

Western Asset Management Company Limited

10 Exchange Place

London, England EC2A2EN

Custodian

State Street Bank & Trust Company

P.O. Box 1031

Boston, Massachusetts 02103

Counsel

Ropes & Gray LLP

45 Rockefeller Plaza

New York, New York 10111

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

250 West Pratt Street

Baltimore, Maryland 21201

Transfer Agent

Computershare Trust Company, N.A.

P.O. Box 43010

Providence, RI 02940-3010

In accordance with Section 23(c) of the Investment Company Act of 1940, the Fund hereby gives notice that it may, from time to time, repurchase its shares in the open market at the option of the Board of Trustees and on such terms as the Board of Trustees shall determine.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item 10.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods in the SEC’s rules and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable for semi-annual reports.

(a) (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – filed as an exhibit hereto.

(a) (3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 – filed as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Premier Bond Fund

By:	/s/ James W. Hirschmann
James W. Hirschmann
President
Western Asset Premier Bond Fund

Date: August 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James W. Hirschmann
James W. Hirschmann
President
Western Asset Premier Bond Fund

Date: August 24, 2006

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Principal Financial and Accounting Officer
Western Asset Premier Bond Fund

Date: August 21, 2006